UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Harbinger Capital Partners Special Situations GP, LLC
Address: 555 Madison Avenue, 16th Floor
         New York, New York 10022

13F File Number: 028-12357

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

HMC - New York Inc., Managing Member
By:  Joel B. Piassick
Title:  Executive Vice-President and General Counsel
Phone:  (205) 987-5596



Signature, Place and Date of Signing:


/s/ Joel B. Piassick             Birmingham, AL             February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

         028-12359      Harbinger Capital Partners Special Situations Fund, LP






SK 03773 0003 963088